Financial instruments - Exposure to credit risk (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Financial instruments
Maximum exposure to credit risk	$ 54,735	$ 1,998
Cash and cash equivalents
Financial instruments
Maximum exposure to credit risk	52,459	1,873
Trade and other receivables
Financial instruments
Maximum exposure to credit risk	22	$ 125
Award receivable
Financial instruments
Maximum exposure to credit risk	1,896
Other non-current assets
Financial instruments
Maximum exposure to credit risk	$ 358